Equity - Narrative (Details) $ / shares in Units, $ in Millions			12 Months Ended	28 Months Ended
	Jan. 17, 2024 USD ($)	May 19, 2022 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2024 shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Distribution Made to Limited Partner [Line Items]
Total shares authorized (in shares)			400,000,000.0
Common shares, shares authorized (in shares)			350,000,000		350,000,000	350,000,000
Preferred shares, shares authorized (in shares)			50,000,000		50,000,000	50,000,000
Shares offered, DRP | $	$ 20.0
Liquidation performance participation fee, percentage of net proceeds in excess of adjusted capital			0.20
Liquidation performance participation payable | $			$ 0.0			$ 0.0
Common shares, par value (in dollars per share) | $ / shares			$ 0.001		$ 0.001	$ 0.001
Fair value of shares not yet achieved status of participating | $			$ 0.0			$ 0.3
Preferred shares, shares issued (in shares)			0		0	0
Preferred shares, shares outstanding (in shares)			0		0	0
Distribution Reinvestment Plan
Distribution Made to Limited Partner [Line Items]
Shares issued (in shares)						10,800,000
Class P-I | Distribution Reinvestment Plan
Distribution Made to Limited Partner [Line Items]
Shares issued (in shares)						3,200,000
Class A | Distribution Reinvestment Plan
Distribution Made to Limited Partner [Line Items]
Shares issued (in shares)						3,400,000
Class C | Distribution Reinvestment Plan
Distribution Made to Limited Partner [Line Items]
Shares issued (in shares)						600,000
Class I | Distribution Reinvestment Plan
Distribution Made to Limited Partner [Line Items]
Shares issued (in shares)						1,700,000
Class P-A | Distribution Reinvestment Plan
Distribution Made to Limited Partner [Line Items]
Shares issued (in shares)						100,000
Class P-D | Distribution Reinvestment Plan
Distribution Made to Limited Partner [Line Items]
Shares issued (in shares)						4,200
Class P-S | Distribution Reinvestment Plan
Distribution Made to Limited Partner [Line Items]
Shares issued (in shares)						1,800,000
Class P-T | Distribution Reinvestment Plan
Distribution Made to Limited Partner [Line Items]
Shares issued (in shares)						16,400
Acquired Entities | Class EO
Distribution Made to Limited Partner [Line Items]
Earnout shares (in shares)		13,100,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.001
Acquired Entities | Class EO | Tranche 1 Earnout Shares
Distribution Made to Limited Partner [Line Items]
Earnout shares (in shares)		4,400,000
Acquired Entities | Class EO | Tranche 2 Earnout Shares
Distribution Made to Limited Partner [Line Items]
Earnout shares (in shares)		4,400,000
Acquired Entities | Class EO | Tranche 3 Earnout Shares
Distribution Made to Limited Partner [Line Items]
Earnout shares (in shares)		4,400,000
Acquired Entities | Class P-I
Distribution Made to Limited Partner [Line Items]
Equity consideration (in shares)		24,400,000		24,400,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.001